Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 1,040,049		¥ 1,162,424
Accrued interest receivable	223,222		259,336
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 850,000	¥ 613,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card | 1 - 3 months past due
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 2,279		2,252
Card | Greater than 3 months
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	2,893		2,728
Card | Total past due
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: Other	¥ 5,172		¥ 4,980
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 519,000
MUAH | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential | Maximum
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days